Equity (Quarterly Distributions Of Available Cash) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																	12 Months Ended
	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Partners' Capital Account, Distributions																		$ 1,022	$ 1,090	$ 821
PennTex [Member]
Distribution Made to Limited Partner, Date of Record	Feb. 07, 2017		Nov. 07, 2016
Distribution Made to Limited Partner, Distribution Date	Feb. 14, 2017		Nov. 14, 2016
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.2950		$ 0.2950
Sunoco LP [Member]
Distribution Made to Limited Partner, Date of Record	Feb. 13, 2017		Nov. 07, 2016		Aug. 05, 2016		May 06, 2016		Feb. 05, 2016	Nov. 17, 2015	Aug. 18, 2015	May 19, 2015	Feb. 17, 2015	Nov. 18, 2014
Distribution Made to Limited Partner, Distribution Date	Feb. 21, 2017		Nov. 15, 2016		Aug. 15, 2016		May 16, 2016		Feb. 16, 2016	Nov. 27, 2015	Aug. 28, 2015	May 29, 2015	Feb. 27, 2015	Nov. 28, 2014
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.8255		$ 0.8255		$ 0.8255		$ 0.8173		$ 0.8013	$ 0.7454	$ 0.6934	$ 0.6450	$ 0.6000	$ 0.5457
Sunoco Logistics [Member]
Distribution Made to Limited Partner, Date of Record	Feb. 07, 2017		Nov. 09, 2016		Aug. 08, 2016		May 09, 2016		Feb. 08, 2016	Nov. 09, 2015	Aug. 10, 2015	May 11, 2015	Feb. 09, 2015	Nov. 07, 2014	Aug. 08, 2014	May 09, 2014	Feb. 10, 2014
Distribution Made to Limited Partner, Distribution Date	Feb. 14, 2017		Nov. 14, 2016		Aug. 12, 2016		May 13, 2016		Feb. 12, 2016	Nov. 13, 2015	Aug. 14, 2015	May 15, 2015	Feb. 13, 2015	Nov. 14, 2014	Aug. 14, 2014	May 15, 2014	Feb. 14, 2014
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.5200		$ 0.5100		$ 0.5000		$ 0.4890		$ 0.4790	$ 0.4580	$ 0.4380	$ 0.4190	$ 0.4000	$ 0.3825	$ 0.3650	$ 0.3475	$ 0.3312
Parent Company [Member]
Distribution Made to Limited Partner, Date of Record	Feb. 07, 2017	[1]	Nov. 07, 2016	[1]	Aug. 08, 2016	[1]	May 06, 2016	[1]	Feb. 04, 2016	Nov. 05, 2015	Aug. 06, 2015	May 08, 2015	Feb. 06, 2015	Nov. 03, 2014	Aug. 04, 2014	May 05, 2014	Feb. 07, 2014
Distribution Made to Limited Partner, Distribution Date	Feb. 21, 2017	[1]	Nov. 18, 2016	[1]	Aug. 19, 2016	[1]	May 19, 2016	[1]	Feb. 19, 2016	Nov. 19, 2015	Aug. 19, 2015	May 19, 2015	Feb. 19, 2015	Nov. 19, 2014	Aug. 19, 2014	May 19, 2014	Feb. 19, 2014
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.2850	[1]	$ 0.2850	[1]	$ 0.2850	[1]	$ 0.2850	[1]	$ 0.2850	$ 0.2850	$ 0.2650	$ 0.2450	$ 0.2250	$ 0.2075	$ 0.1900	$ 0.1794	$ 0.1731
ETP [Member]
Distribution Made to Limited Partner, Date of Record	Feb. 07, 2017		Nov. 07, 2016		Aug. 08, 2016		May 06, 2016		Feb. 08, 2016	Nov. 05, 2015	Aug. 06, 2015	May 08, 2015	Feb. 06, 2015	Nov. 03, 2014	Aug. 04, 2014	May 05, 2014	Feb. 07, 2014
Distribution Made to Limited Partner, Distribution Date	Feb. 14, 2017		Nov. 14, 2016		Aug. 15, 2016		May 16, 2016		Feb. 16, 2016	Nov. 16, 2015	Aug. 14, 2015	May 15, 2015	Feb. 13, 2015	Nov. 14, 2014	Aug. 14, 2014	May 15, 2014	Feb. 14, 2014
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.7033		$ 0.7033		$ 0.7033		$ 0.7033		$ 0.7033	$ 0.7033	$ 0.6900	$ 0.6767	$ 0.6633	$ 0.6500	$ 0.6367	$ 0.6233	$ 0.6133
Series A Convertible Preferred Units [Member] | Parent Company [Member]
Distribution Made to Limited Partner, Date of Record	Feb. 07, 2017		Nov. 07, 2016		Aug. 08, 2016		May 06, 2016
Distribution Made to Limited Partner, Distribution Date	Feb. 21, 2017		Nov. 18, 2016		Aug. 19, 2016		May 19, 2016
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.1100		$ 0.1100		$ 0.1100		$ 0.1100

[1]	(1) Certain common unitholders elected to participate in a plan pursuant to which those unitholders elected to forego their cash distributions on all or a portion of their common units for a period of up to nine quarters commencing with the distribution for the quarter ended March 31, 2016 and, in lieu of receiving cash distributions on these common units for each such quarter, each said unitholder received Convertible Units (on a one-for-one basis for each common unit as to